Consolidated Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable
Accounts receivable, net consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Trade accounts receivable	$11,404	$5,656
Unbilled receivables	5,448	2,590
Other receivables	1,500	2,312

Total accounts receivable	18,352	10,558
Less: allowance for doubtful accounts	(210)	(150)

Total	$18,142	$10,408

Schedule of Other Current Assets
Other current assets consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Prepaid expenses	$4,784	$4,631
Customer consideration asset, current (Note 10)	—	2,325

Total	$4,784	$6,956

Schedule of Property, Equipment and Software, Net
Property, equipment and software, net consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Internal-use software	$3,550	$20,343
Purchased software	17	110
Office furniture and equipment	19	609
Other computer and network equipment	2,991	1,199
Leasehold improvements	277	479

Property, equipment and software, gross	6,854	22,740
Less: accumulated amortization and depreciation	(733)	(2,783)

Total	$6,121	$19,957

Schedule of Other Assets
Other assets consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Customer consideration asset, noncurrent (Note 10)	$—	$2,713
Operating lease right-of-use assets (Note 17)	11,239	1,799
Finance lease right-of-use assets	—	468
Other	2,640	598

Total	$13,879	$5,578

Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Accounts payable	$10,646	$7,165
Accrued expenses	20,130	14,808
Purchasing card payable	17,698	12,683
Salaries and benefits payable	13,349	6,018
Other	2,267	2,241

Total	$64,090	$42,915

Other Current Liabilities
Other current liabilities consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Participation units liability, current (Note 11)	$2,027	$—
Current maturities of operating lease liability	615	953
Software license obligation, current	—	675
Current maturities of finance lease liability	—	129
Other	1,075	186

Total	$3,717	$1,943

Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Software license obligation, noncurrent	$—	$1,233
Participation units liability, non-current (Note 11)	2,027	870
Operating lease liability, noncurrent (Note 17)	10,647	847
Finance lease liability, noncurrent	—	369

Total	$12,674	$3,319